Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Valuation allowance			$ 58,264,000	$ 58,264,000	$ 20,082,000
Effective tax rate	0.00%	0.00%		0.00%	0.00%	0.00%
CM Life Sciences, Inc.
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			23,690,693
Deferred income tax asset	$ 426,000		40,400	$ 40,400
Valuation allowance	$ 426,000		$ 40,371	$ 40,371
Effective tax rate	0.00%		(0.00%)
Private placement to purchase ordinary shares (in Shares)	21,995,000
Federal depository insurance coverage	$ 250,000		$ 250,000
Operating bank account	627,415
Working capital deficit	570,566
Defined contribution plan, cost	25,000
Certain loans amount	300,000
Working capital loans	1,500,000
CM Life Sciences, Inc. | Class A common stock
Summary of Significant Accounting Policies (Details) [Line Items]
Private placement to purchase ordinary shares (in Shares)			21,995,000
Warrant Liability | CM Life Sciences, Inc.
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	1,204,771
IPO | CM Life Sciences, Inc.
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 23,690,692
Offering costs			$ 1,204,771